Revenues Based on Domicile of Company's Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total revenues	$ 2,132,353	$ 1,870,972	$ 1,808,966
Total revenues, percentage	100.00%	100.00%	100.00%
United States
Segment Reporting Information [Line Items]
Total revenues	1,453,300	1,219,900	1,227,800
Total revenues, percentage	68.20%	65.20%	67.90%
Europe
Segment Reporting Information [Line Items]
Total revenues	294,600	293,000	283,500
Total revenues, percentage	13.80%	15.70%	15.70%
Canada
Segment Reporting Information [Line Items]
Total revenues	243,200	217,500	171,500
Total revenues, percentage	11.40%	11.60%	9.50%
Japan
Segment Reporting Information [Line Items]
Total revenues	68,800	78,600	76,300
Total revenues, percentage	3.20%	4.20%	4.20%
Mexico
Segment Reporting Information [Line Items]
Total revenues	16,500	11,700	7,800
Total revenues, percentage	0.80%	0.60%	0.40%
Other
Segment Reporting Information [Line Items]
Total revenues	$ 56,000	$ 50,300	$ 42,100
Total revenues, percentage	2.60%	2.70%	2.30%